Financial risk management (Detail 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	R$ 29,010,323	R$ 23,899,551
Real Estate loans
Disclosure of credit risk exposure [line items]
Financial assets	16,194,722	11,250,187
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Lower Than 30 Percent
Disclosure of credit risk exposure [line items]
Financial assets	2,565,053	1,680,479
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 31 and 50 Percent
Disclosure of credit risk exposure [line items]
Financial assets	4,432,991	3,384,141
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 51 and 70 Percent
Disclosure of credit risk exposure [line items]
Financial assets	6,646,170	4,552,068
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 71 and 90 Percent
Disclosure of credit risk exposure [line items]
Financial assets	2,415,905	1,375,696
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Higher Than 90 Percent
Disclosure of credit risk exposure [line items]
Financial assets	R$ 134,603	R$ 257,803